Note 17 - Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
NOTE
13
– STOCK BASED COMPENSATION

Adoption of Equity Compensation Plan

On
November 29, 2017,
the Board adopted the
2017
Equity Compensation Plan (the “Plan”) providing for the granting of options to purchase shares of common stock, restricted stock awards and other stock-based awards to directors, officers, employees, advisors and consultants. The Company reserved
20,000,000
shares of common stock for issuance under the Plan. The Plan is intended to provide equity incentives to persons retained by our Company.

Equity Compensation Grants

On
November 30, 2017,
the Company granted a
one
-time equity award (“Equity Award”) of
20,000
restricted shares of the Company’s common stock pursuant to a Restricted Stock Agreement, to each of the following executives and directors of the Company: Bahige “Bill” Chaaban, Chairman of the Board and President of the Company; Joseph Byrne, Chief Executive Officer and Director (through
November 13, 2019);
Richard Boswell, Senior Executive Vice President, Chief Financial Officer (through
May 20, 2019)
and Director; Brian Payne, Vice President and Director; Donald Strilchuck, Director; Harold Aubrey de Lavenu, Director; Alex Tarrabain, Chief Financial Officer (effective
May 21, 2019)
and Director; and Ameen Ferris, Director. The Equity Awards vested immediately.

In addition, as part of this
one
-time equity award, Donald Strilchuck, Director, received an additional
1,000,000
restricted shares of the Company's common stock for security consulting services, of which
550,000
vested immediately and the remaining vesting ratably each month over the next
36
months. Other individuals received a total of
1,870,000
restricted shares of the Company's common stock for consulting services performed, of which
1,330,000
vested immediately and the remaining vesting ratably each month over the next
36
months. The expense related to the restricted stock awarded to non-employees for services rendered was recognized on the grant date.

On
June 7, 2018,
the Company elected Dr. Usamakh Saadikh to serve as a director of the Company. As compensation for his role as a Director, the company granted a one
-time equity award of
20,000
shares of the Company’s common stock. This award vested immediately.

On
June 19, 2018,
the Company entered into an agreement with a law firm for the payment of its services under which the Company issued
125,000
shares of its common stock. This award vested immediately. The expense related to the restricted stock awarded to non-employees for services rendered was recognized on the grant date.

On
December 31, 2018,
the Company issued
12,120
shares of its common stock to individuals for the payment of their services. These awards vested immediately. The expense related to the stock awarded to non-employees for services rendered was recognized on the grant date.

On
October 1, 2019,
the Company entered into an agreement with a communications and branding firm for the payment of its services under which the Company issued
50,000
shares of its common stock. This award vested immediately. The expense related to the restricted stock awarded to non-employees for services rendered of
$36,000
was recognized on the grant date.

Employment Agreements

On
November 30, 2017,
employment agreements were entered into with
four
key members of management:

●
Under the Employment Agreement with Bahige (Bill) Chaaban, President of the Company, Mr. Chaaban will receive compensation in the form of a base annual salary of
$31,200
and a grant of
8,750,000
shares of restricted stock of the Company, of which
7,400,000
vested immediately and the remaining vesting ratably each month over the next
36
months until
November 2020.

●
Under the Employment Agreement with Joseph Byrne, Chief Executive Officer of the Company, Mr. Byrne will receive compensation in the form of a base annual salary of
$31,200
and a grant of
1,250,000
shares of restricted stock of the Company, of which
325,000
vested immediately and the remaining vesting ratably each month over the next
36
months until
November 2020.
Effective
November 13, 2019,
Mr. Byrne resigned and left the Company, at which point additional vesting and salary accruals ceased. As of
April 2, 2020,
the accrued salaries owed to Joe Byrne, which amounted to
$58,500
as of
March 31, 2020,
were settled through keeping his previously issued
337,500
restricted shares that had
not
vested.

●
Under the Employment Agreement with Richard Boswell, Senior Executive Vice President and Chief Financial Officer of the Company, Mr. Boswell will receive compensation in the form of a base annual salary of
$31,200
and a grant of
4,500,000
shares of restricted stock of the Company, of which
4,140,000
vested immediately and the remaining vesting ratably each month over the next
36
months until
November 2020.

●
Under the Employment Agreement with Brian Payne, Vice President of the Company, Mr. Payne will receive compensation in the form of a base annual salary of
$31,200
and a grant of
750,000
shares of restricted stock of the Company, of which
300,000
vested immediately and the remaining vesting ratably each month over the next
36
months until
November 2020.

On
May 16, 2019,
the Board appointed Alex Tarrabain,
one
of the members of the Company’s Board to serve as the Company’s Chief Financial Officer and as one
of the Vice Presidents of the Company effective
May 21, 2019 (
the “Effective Date”). Richard Boswell, who served as the Company’s Chief Financial Officer since
July 2017,
resigned from his position as the Company’s Chief Financial Officer as of the Effective Date, and will continue to serve in his position as the Company’s Senior Executive Vice President going forward focusing on the Company’s strategic activities and will also continue to serve as a member of the Company’s Board.

In conjunction with the above, on
May 16, 2019,
an employment agreement was entered into with Mr. Tarrabain:

●
Under the Employment Agreement with Alex Tarrabain, Chief Financial Officer and as one
of the Vice Presidents of the Company, Mr. Tarrabain will receive compensation in the form of a base annual salary of
$31,200
and a grant of
1,250,000
shares of restricted stock of the Company, of which
350,000
vested immediately and the remaining vesting ratably each month over the next
36
months until
May 2022.

Restricted Stock Awards

The total grant-date fair value of the restricted shares noted in the employment agreements and equity compensation grants sections above was
$12,734,241
as of both
March 31, 2020
and
December 31, 2019.
No
restricted shares were awarded during the
three
-month periods ended
March 31, 2020
or
2019.
The grant-date fair value is calculated utilizing an enterprise valuation model as of the date the awards are granted. With the exception of immediately vesting portions of awards, shares typically vest pro-rata over the requisite service period, which is generally three
years from the grant-date. Non-vested restricted stock awards participate in dividends and recipients are entitled to vote these restricted shares during the vesting period.

During both of the
three
-month periods ended
March 31, 2020
and
2019,
337,500
of these shares vested. The fair value of the restricted stock which vested amounted to
$238,500
and
$209,250
for the
three
-months ended
March 31, 2020
and
2019,
respectively.

Compensation expense recognized in connection with the restricted stock awards was
$196,650
and
$167,400
for the
three
-months ended
March 31, 2020
and
2019,
respectively.

Non-vested restricted stock award activity for the
three
-months ended
March 31, 2020
and
2019
are as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value per Share	Weighted- Average Remaining Contractual Term (Years)
Non-vested at January 1, 2019	2,612,500	$0.62	2.00
Granted	-	-	-
Vested	(337,500)	0.62	-
Forfeited	-	-	-
Non-vested at March 31, 2019	2,275,000	$0.62	1.75

Non-vested at January 1, 2020	2,025,000	$0.76	1.54
Granted	-	-	-
Vested	(337,500)	0.71	-
Forfeited	-	-	-
Non-vested at March 31, 2020	1,687,500	$0.77	1.33

The fair value of the restricted stock grants was based on the valuation of a third
-party specialist. Unrecognized compensation expense related to restricted stock amounted to approximately
$978,900
as of
March 31, 2020.
This expense will be recognized over vesting period of the respective awards.

As of
March 31, 2020,
unrecognized compensation expense totaled
$978,900,
which will be recognized on a straight-line basis over the vesting period or requisite service period through
May 2022.

NOTE
17
– STOCK BASED COMPENSATION

Adoption of Equity Compensation Plan

On
November 29, 2017,
the Board adopted the
2017
Equity Compensation Plan (the “Plan”) providing for the granting of options to purchase shares of common stock, restricted stock awards and other stock-based awards to directors, officers, employees, advisors and consultants. The Company reserved
20,000,000
shares of common stock for issuance under the Plan. The Plan is intended to provide equity incentives to persons retained by our Company.

Equity Compensation Grants

On
November 30, 2017,
the Company granted a
one
-time equity award (“Equity Award”) of
20,000
restricted shares of the Company’s common stock pursuant to a Restricted Stock Agreement, to each of the following executives and directors of the Company: Bahige “Bill” Chaaban, Chairman of the Board and President of the Company; Joseph Byrne, Chief Executive Officer and Director; Richard Boswell, Senior Executive Vice President, Chief Financial Officer (through
May 20, 2019)
and Director; Brian Payne, Vice President and Director; Donald Strilchuck, Director; Harold Aubrey de Lavenu, Director; Alex Tarrabain, Chief Financial Officer (effective
May 21, 2019)
and Director; and Ameen Ferris, Director. The Equity Awards vested immediately.

In addition, as part of this
one
-time equity award, Donald Strilchuck, Director, received an additional
1,000,000
restricted shares of the Company's common stock for security consulting services, of which
550,000
vested immediately and the remaining vesting ratably each month over the next
36
months. Other individuals received a total of
1,870,000
restricted shares of the Company's common stock for consulting services performed, of which
1,330,000
vested immediately and the remaining vesting ratably each month over the next
36
months. The expense related to the restricted stock awarded to non-employees for services rendered was recognized on the grant date.

On
June 7, 2018,
the Company elected Dr. Usamakh Saadikh to serve as a director of the Company. As compensation for his role as a Director, the company granted a one
-time equity award of
20,000
shares of the Company’s common stock. This award vested immediately.

On
June 19, 2018,
the Company entered into an agreement with a law firm for the payment of its services under which the Company issued
125,000
shares of its common stock. This award vested immediately. The expense related to the restricted stock awarded to non-employees for services rendered was recognized on the grant date.

On
December 31, 2018,
the Company issued
12,120
shares of its common stock to individuals for the payment of their services. These awards vested immediately. The expense related to the stock awarded to non-employees for services rendered was recognized on the grant date.

On
October 1, 2019,
the Company entered into an agreement with a communications and branding firm for the payment of its services under which the Company issued
50,000
shares of its common stock. This award vested immediately. The expense related to the restricted stock awarded to non-employees for services rendered of
$36,000
was recognized on the grant date.

Employment Agreements

On
November 30, 2017,
employment agreements were entered into with
four
key members of management:

•     Under the Employment Agreement with Bahige (Bill) Chaaban, President of the Company, Mr. Chaaban will receive compensation in the form of a base annual salary of
$31,200
and a grant of
8,750,000
shares of restricted stock of the Company, of which
7,400,000
vested immediately and the remaining vesting ratably each month over the next
36
months until
November 2020.

•     Under the Employment Agreement with Joseph Byrne, Chief Executive Officer of the Company, Mr. Byrne will receive compensation in the form of a base annual salary of
$31,200
and a grant of
1,250,000
shares of restricted stock of the Company, of which
325,000
vested immediately and the remaining vesting ratably each month over the next
36
months until
November 2020.
Effective
November 13, 2019,
Mr. Byrne resigned and left the Company, at which point additional vesting and salary accruals ceased. As of
April 2, 2020,
the accrued salaries owed to Joe Byrne which amounted to
$58,500
as of
December 31, 2019
were settled through keeping his previously issued
337,500
restricted shares that had
not
vested.

•     Under the Employment Agreement with Richard Boswell, Senior Executive Vice President and Chief Financial Officer of the Company, Mr. Boswell will receive compensation in the form of a base annual salary of
$31,200
and a grant of
4,500,000
shares of restricted stock of the Company, of which
4,140,000
vested immediately and the remaining vesting ratably each month over the next
36
months until
November 2020.

•     Under the Employment Agreement with Brian Payne, Vice President of the Company, Mr. Payne will receive compensation in the form of a base annual salary of
$31,200
and a grant of
750,000
shares of restricted stock of the Company, of which
300,000
vested immediately and the remaining vesting ratably each month over the next
36
months until
November 2020.

On
May 16, 2019,
the Board appointed Alex Tarrabain,
one
of the members of the Company’s Board to serve as the Company’s Chief Financial Officer and as one
of the Vice Presidents of the Company effective
May 21, 2019 (
the “Effective Date”). Richard Boswell, who served as the Company’s Chief Financial Officer since
July 2017,
resigned from his position as the Company’s Chief Financial Officer as of the Effective Date, and will continue to serve in his position as the Company’s Senior Executive Vice President going forward focusing on the Company’s strategic activities and will also continue to serve as a member of the Company’s Board.

In conjunction with the above, on
May 16, 2019,
an employment agreement was entered into with Mr. Tarrabain:

•      Under the Employment Agreement with Alex Tarrabain, Chief Financial Officer and as one
of the Vice Presidents of the Company, Mr. Tarrabain will receive compensation in the form of a base annual salary of
$31,200
and a grant of
1,250,000
shares of restricted stock of the Company, of which
350,000
vested immediately and the remaining vesting ratably each month over the next
36
months until
May 2022.

Restricted Stock Awards

The total grant-date fair value of the restricted shares noted in the employment agreements and equity compensation grants sections above was
$12,734,241
and
$11,435,741
as of
December 31, 2019
and
2018,
respectively. During
2019
and
2018,
1,300,000
restricted shares with a grant date fair value of
$1,298,500
and
157,120
restricted shares with a grant date fair value of
$102,141,
respectively, were awarded. The grant-date fair value is calculated utilizing an enterprise valuation model as of the date the awards are granted. With the exception of immediately vesting portions of awards, shares typically vest pro-rata over the requisite service period, which is generally three
years from the grant-date. Non-vested restricted stock awards participate in dividends and recipients are entitled to vote these restricted shares during the vesting period.

During
2019
and
2018,
1,887,500
and
1,507,120
of these shares vested, respectively. The fair value of the restricted stock which vested amounted to
$1,380,000
and
$939,141
for
2019
and
2018,
respectively.

Compensation expense, broken out by allocation, recognized in connection with the restricted stock awards was as follows for the years ended
December 31:

	2019	2018

Stock Based Compensation	$1,176,600	$682,000
Professional fees	36,000	12,241
Legal	-	77,500

Total	$1,212,600	$771,741

Non-vested restricted stock award activity for the years ended
December 31, 2019
and
2018
are as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value per Share	Weighted- Average Remaining Contractual Term (Years)
Non-vested at January 1, 2018	3,962,500	0.62	2.92
Granted	157,120	0.65	-
Vested	(1,507,120)	0.62	-
Forfeited	-	-	-
Non-vested at December 31, 2018	2,612,500	$0.62	2.00
Granted	1,300,000	1.00	-
Vested	(1,887,500)	0.70	-
Forfeited	-	-	-
Non-vested at December 31, 2019	2,025,000	$0.76	1.54

The fair value of the restricted stock grants was based on the valuation of a third
-party specialist. Unrecognized compensation expense related to restricted stock amounted to approximately
$1,175,550
as of
December 31, 2019.
This expense will be recognized over vesting period of the respective awards.